Pension plan and other post-employment benefits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
F U N C E S P Plans Healthcare Plans F I B E R Healthcare Plan P A M E C Asset Policy And Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Pension plans and other post-employment benefits	R$ 4,485	R$ 3,461